Regulatory matters - Regulatory Assets and Liabilities (Parenthetical) (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Net portion	12,213
Portion related to current acquisition	46,014
Recover in 2014	23,013
Recover in 2015	23,001
Environmental costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets recovery period	7 years